Reportable Segments (Advances to and investments in affiliates) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	$ 4,014	$ 4,737	$ 1,497
Investment In ETP [Member]
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	4,436	3,502	201
Investment In Regency [Member]
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	2,097	2,214	1,925
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
ADVANCES TO AND INVESTMENTS IN UNCONSOLIDATED AFFILIATES	$ (2,519)	$ (979)	$ (629)